Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Floating Rate High Income Fund

For the period ended September 30, 2024

Consolidated Schedule of Investments (unaudited)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 122.19%

ASSET-BACKED SECURITIES 9.92%

Automobiles 0.65%
CAL Receivables LLC Series 2022-1 Class B†	9.692% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	$81,348	$81,309

Other 9.27%
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%)	#	7/25/2037	150,000	152,005
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†	11.251% (3 mo. USD Term SOFR + 5.95%)	#	7/15/2037	150,000	150,733
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037	150,000	153,296
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%)	#	7/15/2037	100,000	100,941
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.471% (3 mo. USD Term SOFR + 6.15%)	#	7/20/2037	100,000	100,271
Lodi Park CLO Ltd. Series 2024-1A Class E†	10.939% (3 mo. USD Term SOFR + 5.65%)	#	7/21/2037	100,000	100,823
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A Class E†	11.069% (3 mo. USD Term SOFR + 5.75%)	#	7/24/2037	100,000	101,058
OCP CLO Ltd. Series 2019-17A Class ER2†	11.546% (3 mo. USD Term SOFR + 6.25%)	#	7/20/2037	150,000	149,971
Wellington Management CLO 3 Ltd. Series 2024-3A Class E†	10.977% (3 mo. USD Term SOFR + 5.75%)	#	7/18/2037	150,000	147,369
Total					1,156,467
Total Asset-Backed Securities (cost $1,229,796)					1,237,776

CORPORATE BONDS 7.25%

Airlines 0.59%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	75,000	73,376

See Notes to Condensed Schedule of Investments.	1

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Apparel 0.64%
S&S Holdings LLC†(b)	8.375%		10/1/2031		$80,000	$80,609

Building Materials 0.40%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		80,000	49,709

Chemicals 0.89%
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026		132,300	110,801

Energy-Alternate Sources 0.56%
Sunnova Energy Corp.†	5.875%		9/1/2026		75,000	70,090

Hand/Machine Tools 0.71%
Werner FinCo LP/Werner FinCo, Inc.†	11.50%		6/15/2028		80,000	88,216

Machinery-Diversified 0.89%
Mangrove Luxco III SARL†	8.674% (3 mo. EURIBOR + 5.00%)	#	7/15/2029	EUR	100,000	111,742

Pharmaceuticals 1.47%
Curaleaf Holdings, Inc.	8.00%		12/15/2026		$75,000	70,875
Trulieve Cannabis Corp.	8.00%		10/6/2026		115,000	112,073
Total						182,948

Retail 0.34%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		69,000	42,872

Telecommunications 0.76%
Lumen Technologies, Inc.†	4.00%		2/15/2027		110,000	94,818
Total Corporate Bonds (cost $877,341)						905,181

FLOATING RATE LOANS(c) 105.02%

Advertising 0.59%
Summer BC Holdco B SARL 2024 USD Term Loan B	9.864% (3 mo. USD Term SOFR + 5.00%)		2/15/2029		72,917	73,510

Aerospace 0.60%
Peraton Corp. 2nd Lien Term Loan B1	12.971% (3 mo. USD Term SOFR + 7.75%)		2/1/2029		79,679	75,023

Airlines 0.59%
JetBlue Airways Corp. 2024 Term Loan B(d)	10.517% (3 mo. USD Term SOFR + 5.50%)		8/27/2029		75,000	73,617

2	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment 0.88%
RealTruck Group, Inc. 2023 Incremental Term Loan(d)	–	(e)	1/31/2028		$183	$182
Tenneco, Inc. 2022 Term Loan B(d)	9.704% (3 mo. USD Term SOFR + 5.00%)		11/17/2028		115,000	109,501
Total						109,683

Beverages 0.90%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B(d)	8.604% (3 mo. USD Term SOFR + 4.00%)		3/31/2028		111,938	112,077

Building Materials 2.23%
Cornerstone Building Brands, Inc. 2024 Term Loan B(d)	9.597% (1 mo. USD Term SOFR + 4.50%)		5/15/2031		76,762	76,019
CP Atlas Buyer, Inc. 2021 Term Loan B(d)	8.695% (1 mo. USD Term SOFR + 3.75%)		11/23/2027		74,812	73,962
Hobbs & Associates LLC 2024 Delayed Draw Term Loan(d)	–	(e)	7/23/2031		6,091	6,091
Hobbs & Associates LLC Term Loan B(d)	8.095% (1 mo. USD Term SOFR + 3.25%)		7/23/2031		60,909	60,909
Nvent Electric Public Limited Company Term Loan B (United Kingdom)(a)(d)	–	(e)	9/12/2031		61,000	61,013
Total						277,994

Chemicals 0.64%
Lonza Group AG EUR Term Loan B	7.27% (3 mo. EURIBOR + 3.93%)		7/3/2028	EUR	75,000	79,312

Commercial Services 9.87%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B(d)	8.695% (1 mo. USD Term SOFR + 3.75%)		5/12/2028		$64,513	63,957
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	8.195% (1 mo. USD Term SOFR + 3.00%)		3/3/2025		154,742	154,291
Boluda Towage SL 2024 EUR Term Loan B	7.255% (3 mo. EURIBOR + 3.75%)		1/31/2030	EUR	99,000	110,847
Brock Holdings III, Inc. 2024 Term Loan B(d)	10.668% (3 mo. USD Term SOFR + 6.00%)		5/2/2030		$73,000	73,760
Crash Champions LLC 2024 Term Loan B(d)	9.852% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		134,000	129,366

See Notes to Condensed Schedule of Investments.	3

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
First Advantage Holdings LLC 2024 Term Loan B(d)	–	(e)	9/19/2031		$61,000	$60,809
Garda World Security Corp. 2024 Term Loan B (Canada)(a)(d)	8.597% (1 mo. USD Term SOFR + 3.50%)		2/1/2029		162,383	162,566
IFCO Management GmbH 2024 EUR Term Loan B	7.402% (6 mo. EURIBOR + 3.75%)		11/29/2029	EUR	68,571	76,676
Spin Holdco, Inc. 2021 Term Loan	9.256% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		$109,152	96,031
Spring Education Group, Inc. Term Loan(d)	8.604% (3 mo. USD Term SOFR + 4.00%)		10/4/2030		101,427	102,289
TruGreen Ltd. Partnership 2020 Term Loan(d)	–	(e)	11/2/2027		35,000	33,964
TTF Holdings LLC 2024 Term Loan(d)	8.595% (1 mo. USD Term SOFR + 3.75%)		7/18/2031		92,000	92,230
XPLOR T1 LLC USD Term Loan B	8.854% (3 mo. USD Term SOFR + 4.25%)		6/24/2031		75,000	75,375
Total						1,232,161

Computers 1.79%
McAfee LLC 2024 USD Term Loan B(d)	8.451% (1 mo. USD Term SOFR + 3.25%)		3/1/2029		114,712	114,453
Vision Solutions, Inc. 2021 2nd Lien Term Loan	12.764% (3 mo. USD Term SOFR + 7.25%)		4/23/2029		115,000	108,316
Vision Solutions, Inc. 2021 Incremental Term Loan(d)	–	(e)	4/24/2028		193	188
Total						222,957

Containers & Packaging 2.62%
Berlin Packaging LLC 2024 Term Loan B(d)	–	(e)	6/9/2031		119,700	119,749
Pretium Packaging LLC Second Out Term Loan A1 PIK 1.38%	9.848% (3 mo. USD Term SOFR + 4.60%)		10/2/2028		100,178	80,726
SupplyOne, Inc. 2024 Term Loan B(d)	9.095% (1 mo. USD Term SOFR + 4.25%)		4/21/2031		125,370	125,893
Total						326,368

Distribution/Wholesale 0.55%
BCPE Empire Holdings, Inc. 2024 Term Loan(d)	8.845% (1 mo. USD Term SOFR + 4.00%)		12/11/2028		68,312	68,419

Diversified Capital Goods 0.75%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	–	(e)	3/16/2029	EUR	83,800	93,118

4	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 1.56%
Advisor Group, Inc. 2024 Term Loan(d)	8.845% (1 mo. USD Term SOFR + 4.00%)		8/17/2028		$114,953	$113,857
DRW Holdings LLC 2024 Term Loan B(d)	8.588% (6 mo. USD Term SOFR + 3.50%)		6/17/2031		80,444	80,507
Total						194,364

Electric: Generation 0.12%
EFS Cogen Holdings I LLC 2020 Term Loan B(d)	–	(e)	10/1/2027		14,996	15,032

Engineering & Construction 0.99%
Service Logic Acquisition, Inc. 2024 Term Loan B(d)	8.461% (1 mo. USD Term SOFR + 3.50%)		10/29/2027		122,808	123,307

Entertainment 0.60%
Ontario Gaming GTA LP Term Loan B (Canada)(a)	8.893% (3 mo. USD Term SOFR + 4.25%)		8/1/2030		75,430	75,453

Environmental Control 0.86%
Heritage-Crystal Clean, Inc. Term Loan B(d)	9.465% (1 mo. USD Term SOFR + 4.50%)		10/17/2030		107,270	107,806

Financial 0.89%
Asurion LLC 2021 Second Lien Term Loan B4	10.21% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		119,000	110,419

Food 3.49%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan	–	(e)	10/1/2025		74,801	72,745
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%)		5/14/2031	EUR	92,308	100,935
Market Bidco Ltd. EUR Term Loan B1	8.292% (3 mo. EURIBOR + 4.75%)		11/4/2027		170,000	188,359
Upfield BV 2024 USD Term Loan B10 (Netherlands)(a)	9.765% (6 mo. USD Term SOFR + 4.25%)		1/3/2028		$73,634	73,456
Total						435,495

See Notes to Condensed Schedule of Investments.	5

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gaming/Leisure 3.04%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	9.495% (3 mo. USD Term SOFR + 5.25%)	7/1/2028	$181,423	$177,945
Fertitta Entertainment LLC 2022 Term Loan B	8.847% (1 mo. USD Term SOFR + 3.75%)	1/27/2029	74,238	74,117
United FP Holdings LLC 2019 1st Lien Term Loan	9.514% (3 mo. USD Term SOFR + 4.00%)	12/30/2026	138,205	127,091
Total				379,153

Health Care Products 0.83%
Curia Global, Inc. 2021 Term Loan	9.102% (3 mo. USD Term SOFR + 3.75%)	8/30/2026	108,631	103,717

Health Care Services 6.88%
ADMI Corp. 2023 Term Loan B5(d)	10.595% (1 mo. USD Term SOFR + 5.75%)	12/23/2027	166,740	167,208
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B(d)	10.345% (1 mo. USD Term SOFR + 5.50%)	3/30/2029	101,490	99,460
eResearchTechnology, Inc. 2024 Term Loan(d)	8.845% (1 mo. USD Term SOFR + 4.00%)	2/4/2027	79,684	80,119
Global Medical Response, Inc. 2024 PIK Term Loan	10.461% (1 mo. USD Term SOFR + 5.50%)	10/31/2028	74,866	74,556
Heartland Dental LLC 2024 Term Loan(d)	9.345% (1 mo. USD Term SOFR + 4.50%)	4/28/2028	153,803	151,416
LifePoint Health, Inc. 2024 Incremental Term Loan B(d)	8.965% (1 mo. USD Term SOFR + 4.00%)	5/17/2031	93,765	93,891
National Mentor Holdings, Inc. 2021 Term Loan(d)	8.454% - 8.70% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)	3/2/2028	116,436	112,268
National Mentor Holdings, Inc. 2021 Term Loan C(d)	8.454% (3 mo. USD Term SOFR + 3.75%)	3/2/2028	6,712	6,472
Star Parent, Inc. Term Loan B(d)	8.354% (3 mo. USD Term SOFR + 3.75%)	9/27/2030	74,438	72,535
Total				857,925

6	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Healthcare 1.70%
CCRR Parent, Inc. Term Loan B(d)	9.21% (1 mo. USD Term SOFR + 4.25%)		3/6/2028		$74,565	$62,635
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)(d)	8.954% (3 mo. USD Term SOFR + 4.25%)		8/19/2028		150,000	149,437
Total						212,072

Housing 1.51%
LBM Acquisition LLC Term Loan B(d)	–	(e)	12/17/2027		115,000	114,468
Oscar AcquisitionCo LLC Term Loan B(d)	8.495% (3 mo. USD Term SOFR + 4.25%)		4/29/2029		74,809	73,989
Total						188,457

Information Technology 2.67%
ConnectWise LLC 2021 Term Loan B(d)	8.365% (3 mo. USD Term SOFR + 3.50%)		9/29/2028		143,631	143,703
Ensono LP 2021 Term Loan(d)	8.96% (1 mo. USD Term SOFR + 4.00%)		5/26/2028		111,924	111,889
RealPage, Inc. 1st Lien Term Loan	–	(e)	4/24/2028		79,794	77,560
Total						333,152

Insurance 2.71%
Acrisure LLC 2024 Term Loan B6(d)	8.211% (1 mo. USD Term SOFR + 3.25%)		11/6/2030		74,812	74,228
Amynta Agency Borrower, Inc. 2024 Term Loan B(d)	9.002% (3 mo. USD Term SOFR + 3.75%)		2/28/2028		114,083	114,235
OneDigital Borrower LLC 2024 2nd Lien Term Loan	10.095% (1 mo. USD Term SOFR + 5.25%)		7/2/2031		75,000	74,437
Sedgwick Claims Management Services, Inc. 2023 Term Loan B(d)	8.252% (3 mo. USD Term SOFR + 3.00%)		7/31/2031		75,000	74,946
Total						337,846

Internet 3.83%
Arches Buyer, Inc. 2021 Term Loan B(d)	8.195% (1 mo. USD Term SOFR + 3.25%)		12/6/2027		115,606	111,135
Endure Digital, Inc. Term Loan(d)	8.81% (1 mo. USD Term SOFR + 3.50%)		2/10/2028		109,154	96,786
ION Trading Technologies SARL 2021 EUR Term Loan B	7.595% (3 mo. EURIBOR + 4.25%)		4/3/2028	EUR	114,525	122,710

See Notes to Condensed Schedule of Investments.	7

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Internet (continued)
MH Sub I LLC 2023 Term Loan(d)	9.095% (1 mo. USD Term SOFR + 4.25%)		5/3/2028	$73,476	$73,098
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(a)(d)	8.865% (3 mo. USD Term SOFR + 4.00%)		10/18/2028	74,428	74,754
Total					478,483

Investment Management Companies 1.48%
Aragorn Parent Corp. Term Loan(d)	9.17% (1 mo. USD Term SOFR + 4.25%)		12/15/2028	61,690	61,998
NEXUS Buyer LLC 2024 Term Loan B(d)	8.845% (1 mo. USD Term SOFR + 4.00%)		7/31/2031	123,450	122,591
Total					184,589

Leisure Time 2.26%
Bulldog Purchaser, Inc. 2024 Term Loan B(d)	8.854% (3 mo. USD Term SOFR + 4.25%)		6/27/2031	84,000	84,604
Fitness International LLC 2024 Term Loan B(d)	10.505% (3 mo. USD Term SOFR + 5.25%)		2/5/2029	114,659	114,563
Recess Holdings, Inc. 2024 Term Loan B(d)	9.752% (3 mo. USD Term SOFR + 4.50%)		2/20/2030	81,795	82,224
Total					281,391

Machinery: Diversified 2.78%
Arcline FM Holdings LLC 2024 Term Loan(d)	9.567% (6 mo. USD Term SOFR + 4.50%)		6/23/2028	158,319	158,827
CD&R Hydra Buyer, Inc. 2024 Term Loan B(d)	8.945% (1 mo. USD Term SOFR + 4.00%)		3/25/2031	74,760	74,363
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(a)(d)	10.326% (6 mo. USD Term SOFR + 5.00%)		2/15/2029	113,646	113,236
Total					346,426

Manufacturing 1.49%
CMG Media Corp. 2021 Term Loan(d)	–	(e)	12/17/2026	69,459	61,510
DirecTV Financing LLC Term Loan(d)	9.96% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	47,841	47,930
Virgin Media Bristol LLC USD Term Loan N(d)	–		1/31/2028	80,000	76,666
Total					186,106

8	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Media 1.08%
Cengage Learning, Inc. 2024 Term Loan B(d)	9.538% (6 mo. USD Term SOFR + 4.25%)		3/22/2031		$61,845	$62,054
Sinclair Television Group, Inc. Term Loan B2B(d)	8.014% (3 mo. USD Term SOFR + 2.50%)		9/30/2026		74,794	72,737
Total						134,791

Metal Fabricate/Hardware 2.01%
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (United Kingdom)(a)(f)	–	(e)	4/23/2030		13,818	13,749
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(a)	11.104% (3 mo. USD Term SOFR + 6.50%)		4/23/2030		137,491	137,147
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75%) (6 mo. USD Term SOFR + 5.75%)		3/31/2028		67,787	66,829
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(f)	10.945% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		10,157	10,034
Tank Holding Corp. 2023 Incremental Term Loan	10.945% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		23,443	23,160
Total						250,919

Oil & Gas 0.88%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.393% (3 mo. USD Term SOFR + 4.75%)		6/27/2029		114,000	110,376

Oil & Gas Services 0.78%
Star Holding LLC 2024 1st Lien Term Loan B(d)	9.345% (1 mo. USD Term SOFR + 4.50%)		7/31/2031		100,000	97,912

Personal & Household Products 0.71%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.701% (1 mo. USD Term SOFR + 3.50%)		7/31/2028		88,909	88,905

Pharmaceuticals 0.33%
Ceva Sante Animale 2024 EUR Term Loan B	6.845% (3 mo. EURIBOR + 3.50%)		11/8/2030	EUR	36,333	40,622

See Notes to Condensed Schedule of Investments.	9

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pipelines 3.96%
CPPIB Capital, Inc. Term Loan B (Canada)(a)(d)	7.854% (3 mo. USD Term SOFR + 3.25%)		8/20/2031		$88,000	$88,147
Epic Crude Services LP Term Loan B(d)	9.96% (1 mo. USD Term SOFR + 5.00%)		3/2/2026		108,537	109,011
EPIC Y-Grade Services LP 2024 Term Loan B(d)	11.068% (3 mo. USD Term SOFR + 5.75%)		6/29/2029		143,000	142,795
Rockpoint Gas Storage Partners LP Term Loan B(d)	–	(e)	9/12/2031		80,000	79,767
Waterbridge Midstream Operating LLC 2024 Term Loan B(d)	9.603% (3 mo. USD Term SOFR + 4.50%)		5/10/2029		75,000	74,965
Total						494,685

Real Estate 0.59%
CoreLogic, Inc. 2nd Lien Term Loan	–	(e)	6/4/2029		74,955	73,331

Retail 5.31%
BCPE Grill Parent 2023 Term Loan B(d)	10.002% (3 mo. USD Term SOFR + 4.75%)		9/30/2030		99,555	96,009
Evergreen Acqco 1 LP 2021 USD Term Loan(d)	8.393% (3 mo. USD Term SOFR + 3.75%)		4/26/2028		56,215	56,370
Flynn Restaurant Group LP 2021 Term Loan B(d)	9.21% (1 mo. USD Term SOFR + 4.25%)		12/1/2028		68,505	68,816
Foundation Building Materials Holding Co. LLC 2021 Term Loan(d)	–	(e)	1/31/2028		23,838	23,262
LBM Acquisition LLC 2024 Incremental Term Loan B(d)	8.968% (1 mo. USD Term SOFR + 3.75%)		6/6/2031		80,032	78,610
Park River Holdings, Inc. Term Loan(d)	8.843% (3 mo. USD Term SOFR + 3.25%)		12/28/2027		125,000	123,209
PetSmart, Inc. 2021 Term Loan B(d)	8.695% (1 mo. USD Term SOFR + 3.75%)		2/11/2028		78,631	78,077
QSRP Finco BV EUR Term Loan B	8.955% (3 mo. EURIBOR + 5.25%)		6/19/2031	EUR	63,000	70,397
Staples, Inc. 2024 Term Loan B(d)	10.689% (3 mo. USD Term SOFR + 5.75%)		9/4/2029		$75,000	68,330
Total						663,080

10	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Service 2.30%
DTI Holdco, Inc. 2022 Term Loan(d)	9.595% (1 mo. USD Term SOFR + 4.75%)		4/26/2029		$132,272	$132,958
Red Planet Borrower LLC Term Loan B(d)	8.445% (1 mo. USD Term SOFR + 3.50%)		10/2/2028		158,506	154,643
Total						287,601

Software 17.62%
Apttus Corp. 2024 Term Loan B(d)	8.557% (3 mo. USD Term SOFR + 3.50%)		5/8/2028		67,777	68,108
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	11.005% (3 mo. USD Term SOFR + 5.75%)		7/30/2032		100,000	98,583
BCPE Pequod Buyer, Inc. USD Term Loan B	–	(e)	9/19/2031		99,000	98,680
Central Parent, Inc. 2024 Term Loan B(d)	7.854% (3 mo. USD Term SOFR + 3.25%)		7/6/2029		75,000	74,313
Cloud Software Group, Inc. 2024 Third Amendment Term Loan	9.104% (1 mo. USD Term SOFR + 4.50%) (3 mo. USD Term SOFR + 4.50%)		3/21/2031		30,000	30,117
Cloud Software Group, Inc. 2024 USD Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%)		3/30/2029		143,398	142,979
Constant Contact, Inc. Term Loan(d)	9.566% (3 mo. USD Term SOFR + 4.00%)		2/10/2028		147,338	142,857
Cotiviti Corp. 2024 Fixed Term Loan B(d)	7.625%		5/1/2031		75,000	75,453
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(a)	–	(e)	7/2/2032		160,000	156,601
DCert Buyer, Inc. 2019 Term Loan B	8.845% (1 mo. USD Term SOFR + 4.00%)		10/16/2026		115,000	111,874
Dye & Durham Corp. 2024 USD Term Loan B (Canada)(a)(d)	8.954% (3 mo. USD Term SOFR + 4.25%)		4/11/2031		114,857	115,575
Helios Software Holdings, Inc. 2021 EUR Term Loan B	7.095% (3 mo. EURIBOR + 3.75%)		3/11/2028	EUR	79,065	87,245
Mitchell International, Inc. 2024 2nd Lien Term Loan	10.095% (1 mo. USD Term SOFR + 5.25%)		6/17/2032		$102,000	100,428
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%)		7/1/2031		155,000	148,752
Mosel Bidco SE USD Term Loan B (Germany)(a)	9.104% (3 mo. USD Term SOFR + 4.50%)		9/16/2030		61,000	61,381

See Notes to Condensed Schedule of Investments.	11

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Polaris Newco LLC EUR Term Loan B	7.345% (3 mo. EURIBOR + 4.00%)		6/2/2028	EUR	149,692	$158,830
Press Ganey Holdings, Inc. 2024 Term Loan B(d)	8.345% (1 mo. USD Term SOFR + 3.50%)		4/30/2031		$115,000	114,887
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	10.533% (3 mo. USD Term SOFR + 5.25%)		7/16/2032		68,000	68,226
Project Boost Purchaser LLC 2024 Term Loan	8.786% (3 mo. USD Term SOFR + 3.50%)		7/16/2031		15,000	15,011
Renaissance Holding Corp. 2024 Term Loan(d)	9.095% (1 mo. USD Term SOFR + 4.25%)		4/5/2030		168,544	168,669
Rocket Software, Inc. 2023 USD Term Loan B(d)	9.595% (1 mo. USD Term SOFR + 4.75%)		11/28/2028		160,455	160,812
Total						2,199,381

Telecommunications 1.85%
Altice France SA EUR Term Loan B12	6.685% (3 mo. EURIBOR + 3.00%)		2/2/2026	EUR	74,621	70,222
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.948% (6 mo. USD Term SOFR + 5.25%)		11/29/2030		$101,000	101,800
Michaels Cos., Inc. 2021 Term Loan B(d)	9.115% (3 mo. USD Term SOFR + 4.25%)		4/17/2028		74,423	59,055
Total						231,077

Transportation 1.23%
PODS LLC 2021 Term Loan B(d)	–	(e)	3/31/2028		79,794	75,645
Rand Parent LLC 2023 Term Loan B(d)	8.354% (3 mo. USD Term SOFR + 3.75%)		3/17/2030		77,805	78,038
Total						153,683

Utilities 4.67%
Compass Power Generation LLC 2024 Term Loan(d)	8.418% (3 mo. USD Term SOFR + 3.75%)		4/14/2029		111,000	111,852
Hamilton Projects Acquiror LLC 2024 Term Loan B(d)	8.595% (1 mo. USD Term SOFR + 3.75%)		5/22/2031		132,000	133,122
Lightstone Holdco LLC 2022 Extended Term Loan B	11.002% (3 mo. USD Term SOFR + 5.75%)		1/29/2027		50,031	50,840

12	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Lightstone Holdco LLC 2022 Extended Term Loan C	11.002% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	$24,746	$25,146
Nautilus Power LLC 2023 Term Loan B(d)	10.846% (3 mo. USD Term SOFR + 5.25%)	11/16/2026	115,000	115,115
South Field LLC Term Loan B(d)	8.354% (3 mo. USD Term SOFR + 3.75%)	8/29/2031	15,481	15,555
South Field LLC Term Loan C(d)	8.354% (3 mo. USD Term SOFR + 3.75%)	8/29/2031	130,519	131,144
Total				582,774
Total Floating Rate Loans (cost $13,062,041)				13,104,569
Total Long-Term Investments (cost $15,169,178)				15,247,526

SHORT-TERM INVESTMENTS 10.44%

U.S. TREASURY OBLIGATIONS 3.20%
U.S. Treasury Bills (Cost $400,000)	Zero Coupon	10/1/2024	400,000	400,000

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.28%
Federal Home Loan Bank Discount Notes	Zero Coupon	10/1/2024	160,000	159,979

REPURCHASE AGREEMENTS 5.96%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $238,200 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $227,797; proceeds: $223,328 (cost $223,313)			223,313	223,313
Repurchase Agreement dated 9/30/2024, 4.850% due 10/1/2024 with TD Securities collateralized by $582,700 of U.S. Treasury Note at 0.375% due 9/30/2027; value: $530,612; proceeds: $520,070 (cost $520,000)			520,000	520,000
Total Repurchase Agreements (cost $743,313)				743,313
Total Short-Term Investments (cost $1,303,313)				1,303,292
Total Investments in Securities 132.63% (cost $16,472,491)				16,550,818
Less Unfunded Loan Commitments (0.15%) (cost $19,284)				(19,291)
Net Investments in Securities 132.48% (cost $16,453,207)				16,531,527
Borrowings (30.45%)				(3,800,000)
Other Assets and Liabilities – Net(g) (2.02)%				(252,646)
Net Assets 100.00%				$12,478,881

See Notes to Condensed Schedule of Investments.	13

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $1,960,009, which represents 15.71% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(d)	All or part of this investment held as collateral for the Fund’s credit facility.
(e)	Interest Rate to be determined.
(f)	Security partially/fully unfunded.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at September 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payment Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.552%	12-Month USD SOFR	2/15/2026	$68,000	$–	$(810)	$(810)
Bank of America(2)	4.523%	12-Month USD SOFR	2/15/2026	5,000	–	(58)	(58)
Bank of America(2)	4.007%	12-Month USD SOFR	6/1/2028	60,000	–	(1,490)	(1,490)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$(2,358)	$(2,358)

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at September 30, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	1,408	Long	12/20/2024	$300,000	$–	$933	$933
Morgan Stanley	IBOXX	12-Month USD SOFR Index	2,958	Long	12/20/2024	630,000	(1)	2,317	2,316
Total						$930,000	$(1)	$3,250	$3,249

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leverage Loan Index.

14	See Notes to Condensed Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	11/20/2024	109,000	$120,670	$121,574	$904
Euro	Buy	Bank of America	11/20/2024	61,000	67,983	68,037	54
Euro	Buy	Morgan Stanley	11/20/2024	36,000	40,017	40,153	136
Euro	Buy	Morgan Stanley	11/20/2024	103,000	114,053	114,882	829
Euro	Buy	Morgan Stanley	11/20/2024	71,000	78,584	79,191	607
Euro	Sell	Bank of America	11/20/2024	100,000	111,540	111,536	4
Euro	Sell	Morgan Stanley	11/20/2024	36,000	40,171	40,153	18
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,552

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	11/20/2024	64,000	$71,506	$71,383	$(123)
Euro	Sell	State Street Bank and Trust	11/20/2024	1,607,000	1,776,539	1,792,386	(15,847)
Euro	Sell	State Street Bank and Trust	11/20/2024	12,000	13,290	13,385	(95)
Euro	Sell	State Street Bank and Trust	11/20/2024	15,000	16,590	16,730	(140)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,205)

See Notes to Condensed Schedule of Investments.	15

Consolidated Schedule of Investments (unaudited)(concluded)

LORD ABBETT FLOATING RATE HIGH INCOME FUND September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,237,776	$–	$1,237,776
Corporate Bonds	–	905,181	–	905,181
Floating Rate Loans	–	13,104,569	–	13,104,569
Less Unfunded Loan Commitments	–	(19,291)	–	(19,291)
Short-Term Investments
Government Sponsored Enterprises Securities	–	159,979	–	159,979
U.S. Treasury Obligations	–	400,000	–	400,000
Repurchase Agreements	–	743,313	–	743,313
Total	$–	$16,531,527	$–	$16,531,527
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,358)	–	(2,358)
Total Return Swap Contracts
Assets	–	3,249	–	3,249
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	2,552	–	2,552
Liabilities	–	(16,205)	–	(16,205)
Total	$–	$(12,762)	$–	$(12,762)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Consolidated Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

16	See Notes to Condensed Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on January 4, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Consolidation–The Fund’s consolidated financial statements and accompanying notes include balances of both the Fund and Lord Abbett FRHI Funding, LLC., a Delaware Limited Liability Company and wholly owned subsidiary of the Fund. All interfund transactions have been eliminated upon consolidation.

(b)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

17

Notes to Consolidated Schedule of Investments (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(c)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Condensed Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

18

Notes to Consolidated Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the Fund did not have any securities on loan.

19

QPHR-LA-FRHI-3Q
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